Note K - Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note K - Related Party Transactions (Details) [Line Items]
Minimum Related Party Loan	$ 120
Deposits	628,877	655,064
Principal Officers, Directors, and Their Affiliates [Member]
Note K - Related Party Transactions (Details) [Line Items]
Deposits	$ 16,219	$ 17,616